RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Trade accounts receivable	$ 231	$ 227
Trade accounts payable	73	1
Controlling shareholder loans	1,442
Revenues	604	508	$ 644
Purchases, Selling, general and administrative expenses	469	336	340
Loans from Controlling shareholder	$ 1,442